ALLEGIANT FUNDS

                          GOVERNMENT MONEY MARKET FUND
                                MONEY MARKET FUND
                        OHIO MUNICIPAL MONEY MARKET FUND
                    PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND

                               A, B, and C Shares

   Supplement dated December 30, 2005 to the Prospectus dated October 1, 2005.

                   This Supplement provides new and additional
                      information beyond that contained in
                      the Prospectus and should be read in
                        conjunction with the Prospectus.

FUND FEES AND EXPENSES

         EFFECTIVE JANUARY 1, 2006, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR (i) THE ALLEGIANT GOVERNMENT MONEY MARKET FUND AND ALLEGIANT MONEY MARKET FUND ON PAGE 14 OF THE PROSPECTUS, (ii) THE ALLEGIANT OHIO MUNICIPAL MONEY MARKET FUND AND ALLEGIANT PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND ON PAGE 15 OF THE PROSPECTUS, AND
(iii) THE ALLEGIANT TAX EXEMPT MONEY MARKET FUND ON PAGE 16 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                    GOVERNMENT             MONEY MARKET FUND
                                 MONEY MARKET FUND
                                      CLASS A       CLASS A   CLASS B   CLASS C
Investment Advisory Fees(3)            0.30%         0.30%     0.30%     0.30%
--------------------------------------------------------------------------------
Distribution
(12b-1) Fees                           0.04%(4)      0.04%(4)  0.75%     0.75%
--------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------
   Shareholder Servicing Fees(5)       0.25%         0.25%     0.25%     0.25%
--------------------------------------------------------------------------------
   Other                               0.14%         0.12%     0.12%     0.12%
--------------------------------------------------------------------------------
Total Other Expenses                   0.39%         0.37%     0.37%     0.37%
--------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(3)                  0.73%         0.71%     1.42%     1.42%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                            OHIO MUNICIPAL       PENNSYLVANIA
                                             MONEY MARKET         TAX EXEMPT
                                                FUND           MONEY MARKET FUND
                                               CLASS A              CLASS A
Investment Advisory Fees(3)                     0.20%                0.20%
--------------------------------------------------------------------------------
Distribution
(12b-1) Fees(4)                                 0.04%                0.04%
--------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------
   Shareholder Servicing Fees(5)                0.25%                0.25%
--------------------------------------------------------------------------------
   Other                                        0.13%                0.14%
--------------------------------------------------------------------------------
Total Other Expenses                            0.38%                0.39%
--------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(3)                           0.62%                0.63%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                         TAX EXEMPT
                                       MONEY MARKET FUND
                                     CLASS A      CLASS B
Investment Advisory Fees(3)           0.20%        0.20%
--------------------------------------------------------------
Distribution
(12b-1) Fees                          0.04%(4)     0.75%
--------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------
   Shareholder Servicing Fees(5)      0.25%        0.25%
--------------------------------------------------------------
   Other                              0.13%        0.13%
--------------------------------------------------------------
Total Other Expenses                  0.38%        0.38%
--------------------------------------------------------------
Total Annual Fund
Operating Expenses(3)                 0.62%        1.33%
--------------------------------------------------------------

         EFFECTIVE JANUARY 1, 2006, THE FOLLOWING SENTENCE IS ADDED TO THE BEGINNING OF FOOTNOTE 3 TO THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGES 16-17 OF THE PROSPECTUS:

Effective January 1, 2006, the Adviser has reduced its contractual advisory fees on the Money Market Fund, from 0.35% to 0.30%; on the Government Money Market Fund, from 0.35% to 0.30%; on the Ohio Municipal Money Market Fund, from 0.35% to 0.20%; on the Pennsylvania Tax Exempt Money Market Fund, from 0.40% to 0.20%; and on the Tax Exempt Money Market Fund, from 0.35% to 0.20%. The expense information in the table has been restated to reflect current fees.

THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 18 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                       1 YEAR    3 YEARS      5 YEARS   10 YEARS
                                       ------    -------      -------   --------
GOVERNMENT MONEY
MARKET FUND
    Class A Shares                       $75       $233         $406      $906
MONEY MARKET FUND
    Class A Shares                       $73       $227         $395      $883
    Class B Shares(1)                   $645       $849         $976    $1,508
    Class B Shares(2)                   $145       $449         $776    $1,508
    Class C Shares(1)                   $245       $449         $776    $1,702
    Class C Shares(2)                   $145       $449         $776    $1,702
OHIO MUNICIPAL MONEY MARKET FUND
    Class A Shares                       $63       $199         $346      $774
PENNSYLVANIA TAX EXEMPT MONEY
MARKET FUND
    Class A Shares                       $64       $202         $351      $786
TAX EXEMPT MONEY
MARKET FUND
    Class A Shares                       $63       $199         $346      $774
    Class B Shares(1)                   $635       $821         $929    $1,406
    Class B Shares(2)                   $135       $421         $729    $1,406
TREASURY MONEY
MARKET FUND
    Class A Shares                       $74       $230         $401      $894

(1) If you sell your shares at the end of the period.
(2) If you do not sell your shares at the end of the period.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                          GOVERNMENT MONEY MARKET FUND
                                MONEY MARKET FUND
                        OHIO MUNICIPAL MONEY MARKET FUND
                    PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND

                                    I Shares

   Supplement dated December 30, 2005 to the Prospectus dated October 1, 2005.

                   This Supplement provides new and additional
                      information beyond that contained in
                      the Prospectus and should be read in
                        conjunction with the Prospectus.

FUND FEES AND EXPENSES

         EFFECTIVE JANUARY 1, 2006, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE ALLEGIANT GOVERNMENT MONEY MARKET FUND, ALLEGIANT MONEY MARKET FUND, ALLEGIANT OHIO MUNICIPAL MONEY MARKET FUND, ALLEGIANT PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND AND ALLEGIANT TAX EXEMPT MONEY MARKET FUND ON PAGE 14 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                     GOVERNMENT
                                  MONEY MARKET FUND     MONEY MARKET FUND

Investment Advisory Fees(1)             0.30%                 0.30%
------------------------------------------------------------------------------
Distribution
(12b-1) Fees(2)                         0.04%                 0.04%
------------------------------------------------------------------------------
Other Expenses                          0.14%                 0.12%
------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(1)                   0.48%                 0.46%
------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                         PENNSYLVANIA
                                    OHIO MUNICIPAL        TAX EXEMPT
                                  MONEY MARKET FUND     MONEY MARKET FUND

Investment Advisory Fees(1)             0.20%                 0.20%
------------------------------------------------------------------------------
Distribution
(12b-1) Fees(2)                         0.04%                 0.04%
------------------------------------------------------------------------------
Other Expenses                          0.13%                 0.14%
------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(1)                   0.37%                 0.38%
------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                   TAX EXEMPT MONEY
                                     MARKET FUND

Investment Advisory Fees(1)             0.20%
--------------------------------------------------------
Distribution
(12b-1) Fees(2)                         0.04%
--------------------------------------------------------
Other Expenses                          0.13%
--------------------------------------------------------
Total Annual Fund
Operating Expenses(1)                   0.37%
--------------------------------------------------------

         EFFECTIVE JANUARY 1, 2006, THE FOLLOWING SENTENCE IS ADDED TO THE BEGINNING OF FOOTNOTE 1 TO THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 15 OF THE PROSPECTUS:

Effective January 1, 2006, the Adviser has reduced its contractual advisory fees on the Money Market Fund, from 0.35% to 0.30%; on the Government Money Market Fund, from 0.35% to 0.30%; on the Ohio Municipal Money Market Fund, from 0.35% to 0.20%; on the Pennsylvania Tax Exempt Money Market Fund, from 0.40% to 0.20%; and on the Tax Exempt Money Market Fund, from 0.35% to 0.20%. The expense information in the table has been restated to reflect current fees.

THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 15 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                    ------    -------    -------    --------
GOVERNMENT MONEY MARKET FUND          $49      $154        $269       $604
MONEY MARKET FUND                     $47      $148        $258       $579
OHIO MUNICIPAL MONEY MARKET FUND      $38      $119        $208       $468
PENNSYLVANIA TAX EXEMPT
   MONEY MARKET FUND                  $39      $122        $213       $480
TAX EXEMPT MONEY MARKET FUND          $38      $119        $208       $468
TREASURY MONEY MARKET FUND            $48      $151        $263       $591


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                                MONEY MARKET FUND

                                    R Shares

   Supplement dated December 30, 2005 to the Prospectus dated October 1, 2005, previously supplemented.


                   This Supplement provides new and additional
                      information beyond that contained in
                      the Prospectus and should be read in
                        conjunction with the Prospectus.

FUND FEES AND EXPENSES

         EFFECTIVE JANUARY 1, 2006, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE ALLEGIANT MONEY MARKET FUND ON PAGE 66 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE
FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                     MONEY MARKET FUND

Investment Advisory Fees(2)                0.30%
-----------------------------------------------------------
Distribution (12b-1) Fees                  0.60%
-----------------------------------------------------------
Other Expenses                             0.12%
-----------------------------------------------------------
Total Annual Fund
Operating Expenses(2)                      1.02%
-----------------------------------------------------------

         EFFECTIVE JANUARY 1, 2006, THE FOLLOWING SENTENCE IS ADDED TO THE BEGINNING OF FOOTNOTE 2 TO THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 66 OF THE PROSPECTUS:

Effective January 1, 2006, the Adviser has reduced its contractual advisory fees on the Money Market Fund, from 0.35% to 0.30%. The expense information in the table has been restated to reflect current fees.

THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 66 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                  ------     -------     -------     --------
MONEY MARKET FUND
    Class R Shares(1)              $179        $325        $563       $1,248
    Class R Shares(2)              $104        $325        $563       $1,248

(1) If you sell your shares at the end of the period.
(2) If you do not sell your shares at the end of the period.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE